SCHEDULE OF GOVERNMENT GRANTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short term liability at year end	$ 153	$ 50
Long term liability at year end		85
Total	$ 153	$ 135